Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term debt		¥ 19,968,735	¥ 14,498,678
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt		444,495	384,523
MUFG [Member] | Obligations under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt		57	78
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 63,000
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2025
Interest rate, stated percentage rate range, minimum		0.72%
Interest rate, stated percentage rate range, maximum		0.94%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 27,000
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2025
Interest rate, stated percentage rate range, minimum		0.58%
Interest rate, stated percentage rate range, maximum		0.66%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 350,500	380,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		2.70%
Interest rate, stated percentage rate range, maximum		4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,500	1,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		3.42%
Interest rate, stated percentage rate range, maximum		4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 601	515
Payable, currency		US dollars
Maturity date		no stated maturity
Interest rate, stated percentage		6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,303	1,416
Payable, currency		Euro
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		4.75%
Interest rate, stated percentage rate range, maximum		5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 534	514
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		no stated maturity
Interest rate, stated percentage		6.20%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 13,917,887	9,747,681
BTMU [Member] | Obligations under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt		8,582	12,260
BTMU [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt		45,256	46,339
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	8,879,762	4,922,910
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,021,100	1,311,801
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2027
Interest rate, stated percentage rate range, minimum		0.15%
Interest rate, stated percentage rate range, maximum		2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,990,175	1,109,470
Payable, currency		US dollars
Maturity date range, Start		2015
Maturity date range, End		2045
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		4.70%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 96,842
Payable, currency		Euro
Maturity date		2022
Interest rate, stated percentage		0.88%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 32,013	71,439
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date range, Start		2016
Maturity date range, End		2017
Interest rate, stated percentage rate range, minimum		4.05%
Interest rate, stated percentage rate range, maximum		4.91%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 4,456,619	1,163,291
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2028
Interest rate, stated percentage rate range, minimum		0.10%
Interest rate, stated percentage rate range, maximum		0.50%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 311	342
Payable, currency		US dollars
Maturity date		2018
Interest rate, stated percentage		7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 75,071
Payable, currency		Euro
Maturity date range, Start		2016
Maturity date range, End		2018
Interest rate, stated percentage		0.15%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,202
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		3.00%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 360,510	226,424
Payable, currency		US dollars
Maturity date range, Start		2016
Maturity date range, End		2018
Interest rate, stated percentage rate range, minimum		0.57%
Interest rate, stated percentage rate range, maximum		0.87%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 59,839	90,431
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		2017
Interest rate, stated percentage		3.37%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 770,804	942,215
Payable, currency		US dollars
Maturity date range, Start		2015
Maturity date range, End		2031
Interest rate, stated percentage rate range, minimum		0.32%
Interest rate, stated percentage rate range, maximum		0.65%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,276	7,497
Payable, currency		Euro
Maturity date		2021
Interest rate, stated percentage rate range, minimum		0.21%
Interest rate, stated percentage rate range, maximum		0.24%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,907,987	3,259,314
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,206,806	1,336,892
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2031
Interest rate, stated percentage rate range, minimum		0.93%
Interest rate, stated percentage rate range, maximum		2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 233,400	233,400
Payable, currency		Japanese yen
Maturity date range, Start		2016
Maturity date range, End		2035
Interest rate, stated percentage rate range, minimum		0.50%
Interest rate, stated percentage rate range, maximum		2.24%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		31,000
Payable, currency		Japanese yen
Maturity date		2019
Interest rate, stated percentage		1.20%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 212,300	245,800
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2028
Interest rate, stated percentage rate range, minimum		0.20%
Interest rate, stated percentage rate range, maximum		2.86%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 659,200	845,400
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		0.91%
Interest rate, stated percentage rate range, maximum		4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 282,400	241,862
Payable, currency		US dollars
Maturity date		no stated maturity
Interest rate, stated percentage		6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 171,371	186,270
Payable, currency		Euro
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		4.75%
Interest rate, stated percentage rate range, maximum		5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 100,610	96,790
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		no stated maturity
Interest rate, stated percentage		6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 41,900	41,900
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2027
Interest rate, stated percentage rate range, minimum		0.31%
Interest rate, stated percentage rate range, maximum		0.81%
BTMU [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 900,442	1,146,638
Maturity date range, Start		2015
Maturity date range, End		2044
Interest rate, stated percentage rate range, minimum		0.18%
Interest rate, stated percentage rate range, maximum		5.90%
BTMU [Member] | Payable under Repurchase Agreements [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 1,175,858	360,220
Maturity date range, Start		2016
Maturity date range, End		2018
Interest rate, stated percentage rate range, minimum		0.54%
Interest rate, stated percentage rate range, maximum		1.48%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 5,606,353	4,366,474
Other Subsidiaries [Member] | Obligations under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt		7,512	7,781
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	4,643,865	3,362,476
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,938,560	915,357
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2044
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		10.10%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 779,847	396,704
Payable, currency		US dollars
Maturity date range, Start		2015
Maturity date range, End		2037
Interest rate, stated percentage rate range, minimum		0.50%
Interest rate, stated percentage rate range, maximum		8.67%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 80,941	35,011
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro, Thai baht
Maturity date range, Start		2015
Maturity date range, End		2037
Interest rate, stated percentage rate range, minimum		0.50%
Interest rate, stated percentage rate range, maximum		18.76%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		6,514
Payable, currency		Euro
Maturity date		2018
Interest rate, stated percentage		4.21%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 223,718	269,219
Payable, currency		Thai baht
Maturity date range, Start		2015
Maturity date range, End		2019
Interest rate, stated percentage rate range, minimum		0.01%
Interest rate, stated percentage rate range, maximum		4.80%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,368,947	1,426,933
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2045
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		24.50%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 233,858	276,402
Payable, currency		US dollars
Maturity date range, Start		2015
Maturity date range, End		2038
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		7.30%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 15,956	2,055
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro, Thai baht
Maturity date range, Start		2015
Maturity date range, End		2019
Interest rate, stated percentage rate range, minimum		0.00%
Interest rate, stated percentage rate range, maximum		1.85%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 834	34,281
Payable, currency		Euro
Maturity date		2018
Interest rate, stated percentage		1.04%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,204
Payable, currency		Thai baht
Maturity date		2015
Interest rate, stated percentage		3.82%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 954,976	995,771
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 430,377	484,194
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2030
Interest rate, stated percentage rate range, minimum		0.65%
Interest rate, stated percentage rate range, maximum		2.98%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 85,413	77,330
Payable, currency		US dollars
Maturity date		2016
Interest rate, stated percentage		5.95%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 54,521	111,682
Payable, currency		Thai baht
Maturity date		2022
Interest rate, stated percentage		4.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 5,000	5,000
Payable, currency		Japanese yen
Maturity date		2020
Interest rate, stated percentage		1.76%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 105,817	105,667
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage rate range, minimum		1.93%
Interest rate, stated percentage rate range, maximum		3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 194,055	204,926
Payable, currency		Japanese yen
Maturity date range, Start		2015
Maturity date range, End		2021
Interest rate, stated percentage rate range, minimum		0.49%
Interest rate, stated percentage rate range, maximum		0.92%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 6,334	6,972
Payable, currency		US dollars
Maturity date range, Start		2033
Maturity date range, End		2036
Interest rate, stated percentage rate range, minimum		1.94%
Interest rate, stated percentage rate range, maximum		3.35%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 73,459
Payable, currency		Thai baht
Maturity date		2020
Interest rate, stated percentage		4.75%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt			¥ 446
Maturity date range, Start		2014
Maturity date range, End		2018
Interest rate, stated percentage rate range, minimum		0.95%
Interest rate, stated percentage rate range, maximum		2.71%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the "other currencies" classification.